Revenues (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Operating Segment Revenues [Abstract]
Total consolidated revenue	$ 1,203,281	$ 1,475,683	$ 1,523,066
Parcel Tankers [Member]
Operating Segment Revenues [Abstract]
Total consolidated revenue	340,767	287,140	312,305
Maritime Administration Services [Member]
Operating Segment Revenues [Abstract]
Total consolidated revenue	131,136	159,772	187,426
Shipyards [Member]
Operating Segment Revenues [Abstract]
Total consolidated revenue	100,864	164,917	138,517
Bulk Carrier [Member]
Operating Segment Revenues [Abstract]
Total consolidated revenue	85,085	162,897	144,664
Tugboats [Member]
Operating Segment Revenues [Abstract]
Total consolidated revenue	0	81,707	70,037
Offshore Vessels [Member]
Operating Segment Revenues [Abstract]
Total consolidated revenue	93,373	12,072	56,506
Port Services [Member]
Operating Segment Revenues [Abstract]
Total consolidated revenue	41,659	90,144	101,688
Shipping Agencies [Member]
Operating Segment Revenues [Abstract]
Total consolidated revenue	27,530	79,695	64,283
Repair of Containers [Member]
Operating Segment Revenues [Abstract]
Total consolidated revenue	196,584	211,171	234,534
Warehousing [Member]
Operating Segment Revenues [Abstract]
Total consolidated revenue	139,042	171,867	160,991
Intermodal Terminal [Member]
Operating Segment Revenues [Abstract]
Total consolidated revenue	41,794	49,157	47,581
Automotive Services [Member]
Operating Segment Revenues [Abstract]
Total consolidated revenue	$ 5,447	$ 5,144	$ 4,534